Loans and Allowance for Credit Losses - Changes in Accretable Balance for Purchased Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 2,619	$ 2,890	$ 2,845
Purchases	13	100
Accretion	(437)	(451)	(421)
Disposals	(208)	(67)	(27)
Reclassifications (to)/from nonaccretable difference (a)	454	184	536
Other (b)	(732)	(37)	(43)
Balance at end of period	$ 1,709	$ 2,619	$ 2,890